Subsequent Event	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Subsequent Events [Abstract]
Subsequent Event

Note 17 Subsequent Event

The Company evaluated all events and transactions that occurred after June 30, 2025, up through the date that these consolidated financial statements are available to be issued, other than the share capital reorganization as set out in Note 13, there were no other material subsequent events that require disclosure in these consolidated financial statements.

Note 17 Subsequent Event

The Company evaluated all events and transactions that occurred after December 31, 2024, up through the date that these consolidated financial statements are available to be issued, there were no other material subsequent events that require disclosure in these consolidated financial statements.